DESCRIPTION OF PLAN (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant before-tax contribution limit as a % of their compensation	40.00%
Automatic deferral rate as a percentage of eligible participant's compensation	2.00%
Automatic deferral rate, annual increase	1.00%
Investment contribution, minimum increment, percent	1.00%
Participant notes receivable minimum borrowing amount	$ 1,000
Participant notes receivable maximum borrowing amount	$ 50,000
Participant notes receivable maximum borrowing percentage of account balance	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Loan origination fee for non-automated loans	$ 85
Loan origination fee for automated loans	35
Forfeited non-vested accounts	21,087	$ 10,692
Administrative expenses, forfeited non-vested accounts	$ 10,000
EBP, Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	100.00%
Participant compensation percentage matched by employer	3.00%
EBP, Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	50.00%
Participant compensation percentage matched by employer	2.00%
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	0.50%
Loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate as a percentage of eligible participant's compensation	10.00%
Employer contribution, fixed rate contribution, percentage	3.00%
Loan interest rate	9.50%